Retirement Plans - Estimated Future Benefit Payments (Detail) $ in Thousands	Jan. 02, 2016 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Estimated Future Employer Contribution [Line Items]
2016	$ 35,998
2017	37,885
2018	37,339
2019	41,060
2020	42,313
Subsequent five years	221,289
Other Postretirement Plans [Member]
Defined Benefit Plan Estimated Future Employer Contribution [Line Items]
2016	525
2017	540
2018	555
2019	553
2020	544
Subsequent five years	$ 2,599